Shareholder Report, Holdings (Details)	Jun. 30, 2024
Schwab US TIPS ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab US TIPS ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Short-Term U.S. Treasury ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Short-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab Intermediate-Term U.S. Treasury ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab Intermediate-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Long-Term U.S. Treasury ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab Long-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. Aggregate Bond ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab U.S. Aggregate Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
Schwab U.S. Aggregate Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[3]
Schwab U.S. Aggregate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Schwab U.S. Aggregate Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab 1-5 Year Corporate Bond ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[4]
Schwab 1-5 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[4]
Schwab 5-10 Year Corporate Bond ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1],[4]
Schwab 5-10 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%	[4]
Schwab Municipal Bond ETF | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
Schwab Municipal Bond ETF | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Schwab Municipal Bond ETF | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Schwab Municipal Bond ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%.
[3]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.2% of total investments on June 30, 2024.
[4]	Excludes derivatives.